UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X][1]; Amendment Number: _1__
 This Amendment (Check only one.):  [ ] is a restatement.
 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP
Address: 222 Berkeley Street, 16th Floor,
         Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer of Weiss Asset Management LP
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin            Boston, MA             August 14, 2012
----------------------------- --------------------- -------------------------
      [Signature]                [City, State]               [Date]



[1]This amendment supplements the form 13F-HR filed on May 15, 2012, which omitted one security due to an administrative error.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total: $ 12,161
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279        Andrew Weiss
2   028-12910        BIP GP LLC


                                             FORM 13F INFORMATION TABLE
COLUMN 1                 COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6      COLUMN 7      COLUMN 8
                                                      VALUE       SHR OR    SH/ PUT/   INVESTMENT       OTHER    VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN CALL   DISCRETION     MANAGERS    SOLE   SHARED NONE
SPDR GOLD TRUST          GOLD SHS         78463V107     12,161     75,000   SH  PUT   SHARED-DEFINED     1,2     75,000